Document and Entity Information	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Entity Registrant Name	UNION SECURITY LIFE INSURANCE CO OF NEW YORK
Entity Central Index Key	0000914804
Document Type	S-1/A
Amendment Flag	true
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	false
Amendment Description	Pre-Effective Amendment No. 1